CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Considerations paid in business acquisitions, cash acquired		$ 2,148
Proceeds from disposal of subsidiaries, cash disposed	$ 4